RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																																									3 Months Ended				9 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Mar. 01, 2019	Mar. 01, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 04, 2019	Jan. 04, 2019	Jan. 04, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 01, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Mar. 31, 2018	Jan. 08, 2018	Jan. 08, 2018	Dec. 02, 2017	Dec. 01, 2017	Jan. 23, 2017	Jun. 06, 2016	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 08, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceeds from issuance of debt		$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 20,000		$ 20,000	$ 30,000	$ 30,000	$ 3,000			$ 3,000	$ 20,000	$ 11,000	$ 26,000		$ 20,000	$ 15,000	$ 15,000	$ 20,000		$ 15,000	$ 100,000			$ 30,000		$ 50,000
Debt instrument, interest rate, stated percentage																																								3.00%
Repayment of debt	$ 40,000
Notes Payable, Current, Related and Nonrelated Party Status [Extensible Enumeration]																																									Related Party [Member]	Related Party [Member]		Related Party [Member]		Related Party [Member]	Related Party [Member]
Loans payable amount																																									$ 1,617,000	$ 1,617,000		$ 1,657,000		$ 1,617,000	$ 1,657,000
Paid-in-kind interest																																									19,936		$ 18,385		$ 61,968	80,849	82,851
Accrued interest																																									13,894		$ 13,610	31,657			31,657		$ 5,479
Interest payable																																									190,663	107,882				107,882
Accounts payable related party																																									$ 364,644	$ 356,191		$ 347,156		$ 356,191	$ 347,156
Accounts Payable, Related and Nonrelated Party Status [Extensible Enumeration]																																									Related Party [Member]	Related Party [Member]		Related Party [Member]		Related Party [Member]	Related Party [Member]
Accrued expenses related party																																									$ 3,095,488	$ 3,082,363		$ 2,995,452		$ 3,082,363	$ 2,995,452
Accrued interest related party																																									2,374,355	2,276,454		1,901,952		2,276,454	1,901,952
Accrued interest related party																																									5,834,487	5,714,008				5,714,008
Accrued royalties																																									65,292	65,292		65,292		65,292	65,292
Interest payable																																									190,663	54,755			$ 40,138	54,755
Accrued interest related party																																										115,244				115,244		$ 180,244
Operating Lease Agreements [Member]
Related Party Transaction [Line Items]
Payments for rent																																									2,508					2,508
Chief Executive Officer [Member] | Royalty Agreement Terms [Member]
Related Party Transaction [Line Items]
Accrued royalties																																									65,292	65,292				65,292
Stockholder [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage																																								3.00%
Loan received		$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000		$ 20,000	$ 20,000	$ 30,000	$ 30,000		$ 17,000	$ 3,000		$ 20,000	$ 11,000		$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000			$ 100,000	$ 30,000			$ 50,000
President [Member] | Operating Lease Agreements [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Term of Contract																																							8 years
Payments for rent																																							$ 960			0		3,683		0	3,683
Related Party [Member]
Related Party Transaction [Line Items]
Loans payable amount	$ 40,000																																								1,617,000	1,617,000		1,657,000		1,617,000	1,657,000
Accounts payable related party																																										$ 356,191		347,156		$ 356,191	347,156
Accounts Payable, Related and Nonrelated Party Status [Extensible Enumeration]																																										Related Party [Member]				Related Party [Member]
Accrued interest related party																																									$ 115,244	$ 5,714,008		$ 5,244,560		$ 5,714,008	$ 5,244,560
Loan [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of debt																						$ 17,000